FINANCIAL INSTRUMENTS - Schedule of Bank Credit Limit (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Instrument [Abstract]
Amount used	$ 437,612	$ 469,713
Amount unused	16,332	26,274
Notional amount	$ 453,944	$ 495,987